Investment Objectives and Goals	Aug. 31, 2025
Seafarer Overseas Growth and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Seafarer Overseas Growth and Income Fund SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation along with some current income.
Objective, Secondary [Text Block]	The Fund seeks to mitigate adverse volatility in returns as a secondary objective.
Seafarer Overseas Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Seafarer Overseas Value Fund SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.